Note 10 - Commitments and Contingencies - Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2017
2022	$ 6,813
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Unrecorded Unconditional Purchase Obligation, Total	$ 6,813	$ 8,000